Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 992,187	$ 462,274
Prepaid expenses	77,774	265,282
Cash held in Trust Account for redeemed shares	1,093,204
Total Current Assets	2,163,165	727,556
Prepaid expenses, non-current		14,384
Cash and securities held in Trust Account	25,041,388	276,115,444
TOTAL ASSETS	27,204,553	276,857,384
Current liabilities
Accrued offering costs and expenses	4,807,419	3,153,755
Due to related party	138,986	18,986
Common stock to be redeemed	1,093,204
Income taxes payable	795,203
Working capital loan - related party	300,000	150,000
Total Current Liabilities	7,134,812	3,322,741
Warrant liability	459,236	5,044,441
Deferred underwriting discount	6,762,000	9,660,000
TOTAL LIABILITIES	14,356,048	18,027,182
Commitments
Common stock subject to possible redemption, 2,467,422 and 27,600,000 shares at redemption values of $10.24 and $10.00 at December 31, 2022 and December 31, 2021, respectively	25,273,823	276,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2022 and December 31, 2021, respectively
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,900,000 shares issued and outstanding (excluding 2,467,422 and 27,600,000 shares at redemption value) at December 31, 2022 and December 31, 2021, respectively	690	690
Additional paid-in capital	1,103,029
Accumulated deficit	(13,529,037)	(17,170,488)
Total Shareholders' Deficit	(12,425,318)	(17,169,798)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 27,204,553	$ 276,857,384